Reverse Split	12 Months Ended
Dec. 31, 2013
Class of Stock Disclosures [Abstract]
Reverse Split [Text Block]

Note 3 — Reverse Split

All share and per share amounts within these financial statements have been retroactively adjusted to reflect a 1-for-3.99 reverse split of the Company’s issued and outstanding common stock, as approved on March 26, 2014 by the Company’s stockholders and Board of Directors.